SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY (Details) Integer in Thousands				12 Months Ended
	Oct. 04, 2022 $ / shares	Jun. 14, 2021 $ / shares	Feb. 17, 2021 $ / shares	Dec. 31, 2023 Integer ¥ / shares	Dec. 31, 2022 Integer ¥ / shares	Dec. 31, 2021 Integer ¥ / shares
IfrsStatementLineItems [Line Items]
Number of warrants, granted | $ / shares	0.58	3.15	4.45
Post Reverse Stock Split [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance | Integer				370,174	186,841
Average exercise price, outstanding, beginning balance | ¥ / shares				¥ 21.7	¥ 35.0
Weighted average remaining contractual term in years, outstanding				2 years 2 months 26 days	4 years 7 days	4 years 1 month 20 days
Number of warrants, exercisable, beginning balance | Integer				370,174	186,841
Average exercise price, exercisable, beginning balance | ¥ / shares				¥ 21.7	¥ 35.0
Weighted average remaining contractual term in years, exercisable				2 years 2 months 26 days	4 years 7 days	4 years 1 month 20 days
Number of warrants, granted | Integer					183,333
Average exercise price, granted | ¥ / shares					¥ 8.1
Weighted average remaining contractual term in years, granted					5 years
Number of warrants, expired | Integer				7,219
Average exercise price, expired | ¥ / shares				¥ 38.1
Number of warrants, outstanding, ending balance | Integer				362,955	370,174	186,841
Average exercise price, outstanding, ending balance | ¥ / shares				¥ 21.32	¥ 21.7	¥ 35.0
Number of warrants, outstanding, ending balance | Integer				362,955	370,174	186,841
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | ¥ / shares				¥ 21.32	¥ 21.7	¥ 35.0